Financial expenses (Tables)	12 Months Ended
Dec. 31, 2019
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial Expenses [Line Items]
Schedule of finance expenses

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	US$(000)	US$(000)	US$(000)

Interest on mining royalties (a)	68,107	370,159	144,815
Interest on senior unsecured credit facility (see Note 10(b))	39,083	49,551	44,678
Interest for leases (see Note 10(a))	5,242	—	—
Amortization debt issuance cost	1,768	2,419	4,479
Extinguishment debt - debt issuance cost (see Note 10(b))	1,299	1,902	6,266
Interest on shareholder loans	—	—	7,992
Capitalized Interest	(4,504)	(3,790)	(2,252)
Other financial expenses	4,882	6,492	10,934

	115,877	426,733	216,912